Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.
	[   ]
	Post-Effective Amendment No.    27
	[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940		[X]
    AMENDMENT NO. 27
	[X]
	__________________
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph
(b) of Rule 485
[ X ]	on March 31, 2000 pursuant to paragraph (b)
	of Rule 485
[  ]	60 days after filing pursuant to paragraph
(a)(1) of Rule 485
[  ]	On (date) pursuant to paragraph (a)(1) of Rule
485
[  ]	75 days after filing pursuant to paragraph
(a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule
485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered: Shares of
Beneficial

PART A - PROSPECTUS



For SMITH BARNEY S&P 500 INDEX FUND only

Prospectus Supplement, dated March 31, 2000,

                         SMITH BARNEY INVESTMENT TRUST
                               on behalf of the
                        Smith Barney S&P 500 Index Fund

                        Supplement dated March 31, 2000
                    to the Prospectus dated March 30, 1999

  The following information supplements, and to the extent inconsistent there-with, supersedes, the information in the Prospectus:

  Effective October 13, 1999, the Board of Trustees has voted to change the fiscal year end of the fund from November 30, to December 31.

  The date of the prospectus is April 1, 2000.


                        Annual fund operating expenses*

(expenses deducted from fund assets)  Class A  Class D
Management fee                         0.25%    0.25%

Service (12b-1) fees                   0.20%     None
Other expenses                         0.23%    0.18%
                                      ------   ------

Total annual fund operating expenses   0.68%    0.43%
Expense reimbursement**               (0.09%)  (0.09%)
                                      ------   ------

Net annual operating expenses          0.59%    0.34%
                                      ======   ======

*For the final year ended November 30, 1999.
**Management has agreed to cap the fund's net annual operating expenses at 0.59% for Class A shares and 0.39% for Class D shares. Management may not dis-continue or modify this cap without the approval of the fund's trustees.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period
 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                      Number of years you own your shares

         1 year 3 years 5 years 10 years
Class A   $69    $218    $379     $847
Class D   $44    $138    $241     $542

Risk return bar chart

This bar chart shows the performance of the fund's common shares since inception through December 31, 1999, and, in the future, will show changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                        Total Return for Class A Shares

                                      99
                                     ----
                                    20.03%

                        Calendar year ended December 31

This bar chart shows the performance of the fund's Class A shares since incep-tion. Class D shares have different performance because of different expenses.

Quarterly returns:

Highest: 14.62% in 4th quarter 1999; Lowest: -6.27% in 3rd quarter 1999

Risk return table

This table compares the average annual total return of each class for the periods shown with that of the S&P 500 Index, a broad-based unmanaged market capitalization-weighted measure of 500 widely held common stocks. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

               Inception Date  1 Year Since Inception
Class A        January 5, 1998 20.03%     23.53%
S&P 500 Index         *        21.03%     25.24%

*Index Comparison begins on January 31, 1998

 Financial highlights

The financial highlights table is intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. To-tal return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent ac-countants, whose report, along with the fund's financial statements, are in-cluded in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                                   Class A
                                      -----------------------------------
                                      1999(/1/)(/2/) 1999(/2/)  1998(/3/)
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $  14.24    $  11.98    $ 10.00
---------------------------------------------------------------------------
Income From Operations:
 Net investment income(/4/)                  0.01        0.12       0.05
 Net realized and unrealized gain            0.83        2.27       1.93
---------------------------------------------------------------------------
Total Income From Operations                 0.84        2.39       1.98
---------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.08)      (0.06)       --
 Net realized gains                           --        (0.07)       --
---------------------------------------------------------------------------
Total Distributions                         (0.08)      (0.13)       --
---------------------------------------------------------------------------
Net Asset Value, End of Period           $  15.00    $  14.24    $ 11.98
---------------------------------------------------------------------------
Total Return                                 5.88%++    19.96%     19.80%++
---------------------------------------------------------------------------
Net Assets, End of Period (000s)         $252,435    $223,787    $55,187
---------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses(/4/)(/5/)                          0.60%+      0.59%      0.59%+
 Net investment income                       0.67+       0.83       1.05+
---------------------------------------------------------------------------
Portfolio Turnover Rate                         0%          6%         4%
---------------------------------------------------------------------------

(/1/) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(/2/) Per share amounts have been calculated using the monthly average shares method.
(/3/) For the period from January 5, 1998 (inception date) to November 30, 1998. (/4/) The administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                                                                           Expense Ratios
                        Per Share Decreases to                           Without Waiver and
                        Net Investment Income                              Reimbursement
-------------------------------------------------------------------------------------------
1999(/1/)                       $0.00                                           0.77%+
-------------------------------------------------------------------------------------------
1999                             0.01                                           0.68
-------------------------------------------------------------------------------------------
1998                             0.04                                           1.42+
-------------------------------------------------------------------------------------------

(/5/) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.60%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

 Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                                   Class D
                                      ----------------------------------
                                      1999(/1/)(/2/) 1999(/2/) 1998(/3/)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $ 14.28      $ 11.99   $11.00
-------------------------------------------------------------------------------
Income From Operations:
 Net investment income(/4/)                 0.01         0.17     0.03
 Net realized and unrealized gain           0.83         2.26     0.96
-------------------------------------------------------------------------------
Total Income From Operations                0.84         2.43     0.99
-------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.11)       (0.07)     --
 Net realized gains                          --         (0.07)     --
-------------------------------------------------------------------------------
Total Distributions                        (0.11)       (0.14)     --
-------------------------------------------------------------------------------
Net Asset Value, End of Period           $ 15.01      $ 14.28   $11.99
-------------------------------------------------------------------------------
Total Return                                5.91%++     20.29%    9.00%++
-------------------------------------------------------------------------------
Net Assets, End of Period (000s)         $20,626      $14,068   $1,810
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses(/4/)(/5/)                         0.36%+       0.34%    0.36%+
 Net investment income                      0.90+        1.08     1.33+
-------------------------------------------------------------------------------
Portfolio Turnover Rate                        0%           6%       4%
-------------------------------------------------------------------------------

(/1/) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(/2/) Per share amounts have been calculated using the monthly average shares method.
(/3/) For the period from August 4, 1998 (inception date) to November 30, 1998. (/4/) The administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                                                                           Expense Ratios
                        Per Share Decreases to                           Without Waiver and
                        Net Investment Income                              Reimbursement
-------------------------------------------------------------------------------------------
1999(/1/)                       $0.00                                           0.53%+
-------------------------------------------------------------------------------------------
1999                             0.01                                           0.43
-------------------------------------------------------------------------------------------
1998                             0.02                                           1.18+
-------------------------------------------------------------------------------------------

(/5/) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.40%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


											FD 01863











Prospectus Supplement, dated October 13, 1999, and



                         SMITH BARNEY INVESTMENT TRUST
                                On behalf of the
                        Smith Barney S&P 500 Index Fund

                       Supplement dated October 13, 1999
                     to the Prospectus dated March 30, 1999

The following information supplements, and to the extent inconsistent there-with, supersedes, the information in the Prospectus under:

                         Annual fund operating expenses

(expenses deducted from fund assets)  Class A  Class D
Management fee                         0.25%    0.25%

Service (12b-1) fees                   0.20%     None
Other expenses                         0.97%    0.93%
                                      ------   ------

Total annual fund operating expenses   1.42%    1.18%
Expense reimbursement*                (0.83%)  (0.79%)
                                      ------   ------

Net annual operating expenses          0.59%    0.39%
                                      ======   ======

*Management has agreed to cap the fund's other expenses to 0.14% for both Class A and Class D shares. Management may not discontinue or modify this cap without the approval of the fund's trustees. As a result of this expense cap, the net annual operating expenses of the fund will not exceed 0.59% for Class A shares and 0.39% for Class D shares.

Effective October 13, 1999, the Board of Trustees has voted to change the fiscal year end of the fund from November 30 to December 31.

 Exchanging shares

                 The fund is exchangeable into the following Smith Barney funds:

                     Smith Barney U.S. 5000 Index Fund
                     Smith Barney EAFE Index Fund

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into these Smith
   distinctive   Barney mutual funds. Be sure to read the prospectus of the
     family of   Smith Barney mutual fund you are exchanging into. An exchange
         Funds   is a taxable transaction.
   tailored to
 help meet the
 needs of both
     large and
         small
     investors

                 .You may exchange shares only for shares of the same class.
                 .You must meet the minimum investment amount for each fund.
                 .If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next deter-mined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address in the prospectus.

                                                                        FD 01710











Prospectus, dated March 30, 1999


PROSPECTUS


S&P 500 Index Fund

Class A and D Shares

_____________________________________________________
___________________________

March 30, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined whether this prospectus is accurate or com-plete. Any statement to the contrary is a crime.

S&P 500 Index Fund

                   Contents

Fund goal and
strategies...........................................
 .........   2
Risks, performance and
expenses.............................................
3
More on the fund's
investments..........................................
 ....   6
Management...........................................
 .......................   8
Choosing a class of shares to
buy...........................................  10
Buying
shares...............................................
 ................  11
Exchanging
shares...............................................
 ............  12
Redeeming
shares...............................................
 .............  13
Other things to know
about share
transactions.........................................
 ...........  15
Smith Barney 401(k) and
ExecChoiceTM
programs.............................................
 ..........  17
Dividends, distributions and
taxes..........................................  18
Share
price................................................
 .................  19
Financial
highlights...........................................
 .............  20

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Smith Barney Mutual Funds  1

 Fund goal and strategies

Investment objective
The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P 500
Index. The fund will hold a
broadly diversified portfolio of common stocks that is comparable to the S&P
500 Index in terms of economic sector weightings, market capitalization and liquidity.

Key investments
The fund invests at least 80% of its assets in common stocks included in the
S&P 500 Index. The fund holds stocks of substantially all of the companies which comprise the S&P 500 Index, including those companies which are headquar-tered outside the U.S. The fund also enters into repurchase agreements, lends portfolio securities and uses certain types of derivative instruments to help implement its objective.

Selection process
The manager manages the fund as a "pure" index fund.
This means that the man-
ager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the composition of the S&P
500 Index as closely as possible by adjusting the fund's portfolio daily to reflect the companies included in the index and their weightings. The fund does not mirror the index exactly because, unlike the index, the fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the fund's expenses.

The S&P 500 Index is one of the mostly widely used benchmarks of U.S. equity performance. The index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The index is market-value-weighted, so the larger of the 500 companies have a bigger impact on the per-formance of the index. The index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

2  S&P 500 Index Fund

 Risks, performance and expenses

Principal risks of investing in the fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 . The S&P 500 Index goes down, or performs poorly relative to other U.S. equity indexes or individual stocks
 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P
  500 Index
 . The stocks of companies which comprise the S&P 500
Index fall out of favor
  with investors

Because the fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The fund nor-mally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the S&P
500 Index, the fund may underperform the index even before deducting expenses because the fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks.

Who may want to invest
The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of U.S. large capitalization stocks
 . Are seeking an investment which tracks the performance of the S&P 500 Index

 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are willing to accept the risks of the stock market

Performance

Because this fund commenced operations on January 5, 1998, the fund does not yet have a sufficient operating history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.


Smith Barney Mutual Funds  3

Fees and expenses
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(paid directly from your investment)          Class A
Class D
Maximum sales charge on purchases              None
None
Maximum deferred sales charge on redemptions   None
None
                         Annual fund operating
expenses
(paid by the fund as a % of fund net assets)  Class A
Class D
Management fees*                                0.25%
0.25%
Distribution and service (12b-1) fee            0.20
None
Other expenses                                  0.97
0.93
Total annual fund operating expenses            1.42%
1.18%

*Management fee rates shown above include a management fee of 0.15% and an administration fee of 0.10% and have not been reduced to reflect waivers cur-rently in effect. The combined actual management fee and administration fee rate for the fiscal period ended November 30, 1998 was 0.15% of each class' average daily net assets and the fund's total annual operating expenses were 0.59% for Class A shares and 0.36% for Class D shares.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . You redeem all shares at the end of the period
 . Your investment has a 5% return each year
 . The fund's operating expenses remain the same

                      Number of years you own your
shares

         1 year 3 years 5 years 10 years
Class A    $145 $449    $776   $1,702
Class D    $ 95 $296    $515   $1,143

4  S&P 500 Index Fund

 More on the fund's investments

Derivatives. The fund may, but is not required to, use futures and options on securities and securities indexes, and options on these futures, for any of the following purposes:

 . to simulate full investment in the S&P 500 Index while maintaining sufficient liquidity to satisfy daily redemption requests and operating expenses
 . to facilitate trading in the securities of companies that comprise the index
 . to reduce transaction costs

 . to seek higher investment returns when a contract is priced more attractively than the stocks comprising the index

The fund may not invest more than 20% of its assets in derivative contracts or more than 5% of its assets in open purchased put options.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indexes. Even a small investment in derivative contracts can have a big impact on the fund's stock market exposure.
Therefore, using derivatives can
disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.
Derivatives can also make
the fund less liquid and harder to value, especially in declining markets.

Money market instruments. The fund may temporarily maintain up to 20% of its assets in money market instruments. The fund invests in money market instru-ments under the following circumstances:

 . pending investment of proceeds of the sale of shares of the fund
 . pending settlement of purchases of securities by the fund
 . to maintain liquidity to meet anticipated redemptions

Foreign investments. The fund may purchase common stocks and American Deposi-tary Receipts (ADRs) of the foreign companies included in the S&P 500 Index.
These securities are publicly traded on U.S.
securities exchanges or over-the-
counter markets. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security.


Smith Barney Mutual Funds  5

Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less informa-tion available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.
Currency fluctuations
could erase investment gains or add to investment losses. Because the value of an ADR is dependent upon the market price of an underlying foreign security,
ADRs are subject to most of the risks associated with foreign investing.

6  S&P 500 Index Fund

 Management

The manager and administrator. The fund's investment adviser (the manager) is
The Travelers Investment Management Company (TIMCO).
The manager selects the
fund's investments and oversees its operations. The manager's address is One
Tower Square, Hartford, Connecticut 06183-2030. The fund's administrator is
SSBC Fund Management Inc. SSBC's address is 388
Greenwich Street, New York, New
York 10013. TIMCO and SSBC are affiliates of Salomon
Smith Barney Inc. The man-
ager, administrator and Salomon Smith Barney are subsidiaries of Citigroup Inc.
Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Sandip Bhagat, president and chief investment officer of TIMCO, and John Lau, portfolio manager for TIMCO, have been responsible for the day-to-day manage-ment of the fund's portfolio since its inception.
Messrs. Bhagat and Lau have
more than 11 and 4 years, respectively, of securities business experience.

Management and administration fees. For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.15%, of the fund's average daily net assets. The administrator waived all of its fees during the Fund's last fiscal year.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to dis-tribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the public.

Distribution plans. The fund has adopted a Rule 12b-1 distribution plan for its
Class A shares. Under the plan, Class A shares pay a service fee. The fee for
Class A shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1,
2000. This situation, commonly known as the "Year
2000" issue, could have an
adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager, SSBC and Salomon
Smith Barney are
addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking


Smith Barney Mutual Funds  7
similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


8  S&P 500 Index Fund

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to an ongoing service fee.

You may purchase Class D shares only if you are participating in certain investment programs which charge a fee for participation, including the Smith
Barney 401(k) Platform program. Class D shares are also offered to tax-exempt employee benefit and retirement plans of Salomon
Smith Barney and its affili-
ates. For more information about these programs, please contact a Salomon Smith
Barney Financial Consultant.

You may buy shares from:

 . A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums. Minimum initial and additional investment amounts vary depending on the nature of your investment account.

                                       Initial
Additional
General                                $1,000     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts         $  250     $50
Qualified Retirement Plans*            $   25     $25
Simple IRAs                            $    1     $ 1
Monthly Systematic Investment Plans    $   25     $25
Quarterly Systematic Investment Plans  $   50     $50

* Qualified Retirement Plans are retirement plans qualified under Section
   403(b)(7) or Section 401(a) of the Internal
Revenue Code, including 401(k)
   plans


Smith Barney Mutual Funds  9

 Buying shares

     Through a   You should contact your Salomon
Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to
open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   . Class of shares being bought
        dealer   . Dollar amount or number of shares
being bought
representative

                 You should pay for your shares
through your brokerage account
                 no later than the third business day
after you place your
                 order. Salomon Smith Barney or your
dealer representative may
                 charge an annual account maintenance
fee.
-----------------------------------------------------
---------------------------
              Qualified retirement plans and
certain other investors who
   Through the   are clients of the selling group are
eligible to buy shares
        fund's   directly from the fund.
      transfer
    agent    . Write the transfer agent at the
following address:
                      Smith Barney Investment Trust
                      S&P 500 Index Fund
                      (Specify class of shares)
                      c/o First Data Investor
Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts
01581-5128
                 . Enclose a check to pay for the
shares. For initial pur-
                   chases, complete and send an
account application
                 . For more information, call the
transfer agent at 1-800-451-
                   2010
-----------------------------------------------------
---------------------------
              You may authorize Salomon Smith
Barney, the dealer represen-
     Through a   tative or the transfer agent to
transfer funds automatically
    systematic   from a regular bank account, cash
held in a Salomon Smith
    investment   Barney brokerage account or Smith
Barney money market fund to
     plan    buy shares on a regular basis.

                 . Amounts transferred should be at
least: $25 monthly or $50
                   quarterly
                 . If you do not have sufficient
funds in your account on a
                   transfer date, Salomon Smith
Barney, your dealer represen-
                   tative or the transfer agent may
charge you a fee


10  S&P 500 Index Fund

                 For more information, contact your
Salomon Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the Statement of
Additional Information
                 ("SAI").

 Exchanging shares

                 You may exchange fund shares only
for shares of other classes
                 of another Smith Barney Mutual Fund
if you are participating
                 in certain fee based advisory
programs or employer-sponsored
                 retirement plans. Please contact
Salomon Smith Barney or your
                 dealer for more information.


Smith Barney Mutual Funds  11

 Redeeming shares

     Generally
                 Contact your Salomon Smith Barney or
your dealer representa-
                 tive to redeem shares of the fund.


                 If you hold share certificates, the
transfer agent must
                 receive the certificates endorsed
for transfer or with signed
                 stock powers (documents transferring
ownership of certifi-
                 cates) before the redemption is
effective.

                 If the shares are held by a
fiduciary or corporation, other
                 documents may be required.

                 Your redemption proceeds will be
sent within three business
                 days after your request is received
in good order. However,
                 if you recently purchased your
shares by check, your redemp-
                 tion proceeds will not be sent to
you until your original
                 check clears, which may take up to
15 days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed
in your account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address
of record.
-----------------------------------------------------
---------------------------
       By mail   For accounts held directly at the
fund, send written requests
                 to the transfer agent at the
following address:
                      Smith Barney Investment Trust
                      S&P 500 Index Fund
                      (Specify class of shares)
                      c/o First Data Investor
Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts
01581-5128

                 Your written request must provide
the following:

                 . The account number
                 . The class of shares and the dollar
amount or number of
                   shares to be redeemed

                 . Signatures of each owner exactly
as the account is regis-
                   tered
-----------------------------------------------------
---------------------------

12  S&P 500 Index Fund

  By telephone
                 If you do not have a brokerage
account, you may be eligible
                 to redeem shares (except those held
in retirement plans) in
                 amounts up to $10,000 per day
through the transfer agent. You
                 must complete an authorization form
to authorize telephone
                 redemptions. If eligible, you may
request redemptions by tel-
                 ephone on any day the New York Stock
Exchange is open. Call
                 the transfer agent at 1-800-451-2010
between 9:00 a.m. and
                 5:00 p.m. (Eastern time). Requests
received after the close
                 of regular trading on the Exchange
are priced at the net
                 asset value next determined.

                 Your redemption proceeds can be sent
by check to your address
                 of record or by wire transfer to a
bank account designated on
                 your authorization form. You may be
charged a fee for wire
                 transfers. You must submit a new
authorization form to change
                 the bank account designated to
receive wire transfers and you
                 may be asked to provide certain
other documents.
-----------------------------------------------------
---------------------------
     Automatic
          cash
    withdrawal
         plans
                 You can arrange for the automatic
redemption of a portion of
                 your shares on a monthly or
quarterly basis. To qualify you
                 must own shares of the fund with a
value of at least $10,000
                 and each automatic redemption must
be at least $50.

                 The following conditions apply:

                 . Your shares must not be
represented by certificates
                 . All dividends and distributions
must be reinvested

                 For more information, contact your
Salomon Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.


Smith Barney Mutual Funds  13

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed

 . Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days)
  over $10,000 of shares
 . Are sending signed share certificates or stock powers to the transfer agent
 . Instruct the transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan, institutions, but not from a notary pub-lic.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions

14  S&P 500 Index Fund

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission

 . Pay redemption proceeds by giving you securities.
You may pay transaction
  costs to dispose of the securities.

Small account balances If your account falls below
$500 because of a redemption
of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney Mutual Funds  15

 Smith Barney 401(k) and ExecChoiceTM programs

You may be eligible to participate in the Smith
Barney 401(k) program or the
Smith Barney ExecChoiceTM program. The fund offers
Class A shares to partici-
pating plans as an investment alternative under the programs. You can meet min-imum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares.

Class A Shares may be purchased by Plans investing at least $1 million.

For more information, call your Salomon Smith Barney
Financial Consultant or
the transfer agent, or consult the SAI.

16  S&P 500 Index Fundl Funds

 Dividends, distributions, and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December.
The fund may pay additional
distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. Alternatively, you can instruct your Salo-mon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or divi-dend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax
status
Redemption or exchange of shares       Usually
capital gain or loss;
                                       long-term only
if shares owned
                                       more than one
year
Long-term capital gain distributions   Long-term
capital gain
Short-term capital gain distributions  Ordinary
income
Dividends                              Ordinary
income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Smith Barney Mutual Funds  17

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated sepa-rately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain hol-idays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).


The fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quotations are not readily avail-able, the fund may price those securities at fair value. Fair value is deter-mined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes.
If the Exchange closes
early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

"S&P 500(R)" is a trademark of The McGraw-Hill
Companies, Inc. and has been
licensed for use by SSBC. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for further dis-closure.

18  S&P 500 Index Fund

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share.
Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout the period ended
 November 30:

1998(1)
----------------------------------------------------
 Net asset value, beginning of period   $10.00
----------------------------------------------------
 Income from operations:
 Net investment income(/2/)                    0.05
 Net realized and unrealized gain              1.93
----------------------------------------------------
 Total income from operations                  1.98
----------------------------------------------------
 Less distributions from:
 Net investment income                          --
----------------------------------------------------
 Total distributions                            --
----------------------------------------------------
 Net asset value, end of period              $11.98
----------------------------------------------------
 Total return++                               19.80%
----------------------------------------------------
 Net assets, end of period (000)'s          $55,187
----------------------------------------------------
 Ratios to average net assets:+
 Expenses(/2/)(/3/)                            0.59%
 Net investment income                         1.05
----------------------------------------------------
 Portfolio turnover rate                          4%
----------------------------------------------------

(/1/) For the period from January 5, 1998
(commencement of operations) to
      November 30, 1998.

(/2/) The administrator agreed to waive all of its administrative fees for the period ended November 30, 1998, and agreed to reimburse expenses of
      $177,520. If these expenses were not
reimbursed, the per share effect on
      net investment income and the expense ratio would have been as follows:

                   Per Share Decreases to
Expense Ratios
                   Net Investment Income
Without Reimbursement
                          Class A
Class A
-----------------------------------------------------
--------------------------------------
                           $0.04
$1.42%+
-----------------------------------------------------
--------------------------------------

(/3/) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.60%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


Smith Barney Mutual Funds  19

 For a Class D share of capital stock outstanding throughout the period ended
 November 30:

                                              1998(1)
---------------------------------------------------
 Net asset value, beginning of period  $11.00
---------------------------------------------------
 Income from operations:
 Net investment income(/2/)                   0.03
 Net realized and unrealized gain             0.96
---------------------------------------------------
 Total income from operations                 0.99
---------------------------------------------------
 Less distributions from:
 Net investment income                          --
---------------------------------------------------
 Total distributions                            --
---------------------------------------------------
 Net asset value, end of period             $11.99
---------------------------------------------------
 Total return++                               9.00%
---------------------------------------------------
 Net assets, end of period (000)'s          $1,810
---------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)(/3/)                           0.36
 Net investment income                        1.33
---------------------------------------------------
 Portfolio turnover rate                         4%
---------------------------------------------------

(/1/) For the period from August 4, 1998 (inception date) to November 30, 1998.


(/2/) The administrator agreed to waive all of its administrative fees for the period ended November 30, 1998, and agreed to reimburse expenses of
      $177,520. If these expenses were not
reimbursed, the per share effect on
      net investment income and the expense ratio would have been as follows:

       Per Share Decreases to          Expense Ratios
       Net Investment Income           Without
Reimbursements
              Class D                        Class D
-----------------------------------------------------
---------------------------
               $0.02                           1.18%+
-----------------------------------------------------
---------------------------

(/3/) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.60%.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized


20  S&P 500 Index Fund

SalomonSmithBarney
                                                   --
--------------------------
                                                   A
member of citigroup [LOGO]

S&P 500 Index Fund



An investment portfolio of Smith Barney Investment
Trust



Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments.
These reports discuss the
market conditions and investment strategies that affected the fund's perfor-mance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney
Financial Consultant, dealer
representative or the transfer agent if you do not want this policy to apply to you.



Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by ref-erence into (is a legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual
Funds, 388 Greenwich Street, MF2, New York, New York
10013.

Visit our web site. Our web site is located at www.smithbarney.com.



You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington,
D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site--www.sec.gov


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distribu-tor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

/TM/Salomon Smith Barney is a service mark of Salomon
Smith Barney Inc.



(Investment Company Act



file no. 811-06444)



FD 01362 3/99








PART B - STATEMENT OF ADDITIONAL INFORMATION

For SMITH BARNEY S&P 500 INDEX FUND only

Statement of Additional Information, dated
March 30, 1999






March 30, 1999

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney S&P 500 Index Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010


This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith Barney S&P 500 Index Fund (the "fund") dated March 30, 1999, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment Trust (the "trust").

TABLE OF CONTENTS

Investment Objective and Management Policies	2
Investment  Restrictions......	.................................... 8
Trustees of the Trust and Executive Officers of the Fund.......... 9
Investment Management and Other Services	12
Portfolio Transactions...	.......................................15
Portfolio Turnover..................	...........................17
Purchase of Shares 	.............................................18
Redemption of Shares	19
Valuation of Shares	21
Performance Data	21
Dividends, Distributions and Taxes	23
Additional Information	29
Financial Statements 	...................................................30


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. Travelers Investment Management Company ("TIMCO" or the "manager") serves as investment manager to the fund. SSBC Fund Management Inc. ("SSBC" or the "administrator"), formerly known as Mutual Management Corp, serves as the fund's administrator.

The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the S&P 500 Index. The fund intends to invest in substantially all of the stocks that comprise the S&P 500 Index. The fund operates as a "pure" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from the fund's portfolio. The fund will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 Index as possible, given the amount of assets in the fund at that time.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940 Act.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Foreign Securities. The fund may purchase common stocks of foreign corporations represented in the S&P 500 Index (such securities are publicly traded on securities exchanges or over-the-counter in the United States). The fund's investment in common stock of foreign corporations represented in the S&P 500 Index may also be in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities and are designated for use in the U.S. Securities markets.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Investments in foreign securities may be affected by changes in governmental administration or economic policy (in the United Stated and abroad) or changed circumstances in dealings between nations. Foreign companies may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be more volatile than securities of U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Money Market Instruments. The fund may invest up to 20% of its assets in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. The fund may enter into futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the fund's total assets. Also, the fund will not purchase options to the extent that more than 5% of the value of the fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. The fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price referred to as the "exercise price," within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Institutions, such as the fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. The fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held, and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The fund may enter into futures contracts to purchase securities when the manager anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated at the fund's custodian to the extent required by law.

There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts.
While the fund plans to utilize future contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the fund will comply with the following restrictions when purchasing and selling futures contracts. First, the fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the fund's total assets, after taking into account the unrealized profits and losses on those contracts which it has entered. Second, the fund will not enter into these contracts for speculative purposes. Third, the fund will limit transactions in futures and options on futures to the extent necessary to prevent the fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

No consideration will be paid or received by the fund upon entering into a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

Although the fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If the fund hedges against the possibility of a change in market conditions adversely affecting the value of securities held in its portfolio and market conditions move in a direction opposite to that which has been anticipated, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

The fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions by the manager as to anticipated trends, which predictions could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities being hedged.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's board of trustees at any time. In accordance with these restrictions, the fund will not:

	1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a)  the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
(a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	5.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Invest in oil, gas or other mineral exploration or development programs.

	10.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

	11.	Invest for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388 Greenwich Street, New York, New York 10013.

Herbert Barg (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alfred J. Bianchetti (Age 76). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Trustee of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe (Age 72). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann (Age 68). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon (Age 65). Chairman of the Board and Investment Officer; Managing Director of Salomon Smith Barney, Inc.; President of SSBC and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chariman of the Board of 59 investment companies associated with Salomon Smith Barney.

Cornelius C. Rose, Jr. (Age 65). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Trustee of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6, West Lebanon, New Hampshire 03784.

Lewis E. Daidone (Age 41). Senior Vice President and Treasurer; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA.

Sandip Bhagat, (Age 37). Vice President and Investment Officer President of TIMCO; prior to 1995, Senior Portfolio Manager of TIMCO; Managing Director of Salomon Smith Barney. His address is One Tower Square, Hartford, Connecticut, 06183-2030.

John Lau (Age 32). Vice President and Investment Officer; Portfolio Manager of TIMCO; prior to 1995, Lead Engineer of knowledge-based engineering projects at United Technologies, Pratt and Whitney Aircraft Engine Division. His address is One Tower Square, Hartford, Connecticut, 06183-2030.

Paul Brook (Age 45). Controller; Director of Salomon Smith Barney; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP

Christina T. Sydor (Age 48). Secretary; Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSBC and TIA.

As of March 19, 1999, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $10,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year it was $13,594.

The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of March 19, 1999.

CLASS A
PERCENTAGE OF SHARES

Travelers Insurance Company
Separate Account QPN 401(k)-TIC
Travelers Insurance Company
Atn: Roger Ferland
One Tower Square
Hartford, CT 06183
Owned 634,707.216(7.18%) shares

CLASS D
PERCENTAGE OF SHARES

Smith Barney 401(k)Advisor Group
Smith Barney Corporate Trust
Two Tower Square
P.O. Box 1063
East Brunswick, NJ 08816
Owned 312,984.310(100%) shares


For the fiscal year ended November 30, 1998, the Trustees of the trust were paid the following compensation:






Name of Person



Aggregate
Compensat
ion
from
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
from Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for Which  DirecD
Trustee Serves Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$11,600
  11,600
  11,600
  11,600
  11,600
  11,600
  11,600
  11,600
-----
  11,600

$0
0
0
0
0
0
0
0
0
0

$105,425
    51,200
  132,500
  139,975
    51,200
    47,550
    96,400
    51,200
-----
    51,200

18
13
21
24
13
13
15
13
59
13



_________________

* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - TIMCO

TIMCO serves as investment adviser to the fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Subject to the supervision and direction of the board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. TIMCO has been in the investment counseling business since 1967 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as
of March 1999 in excess of $400     million.


As compensation for investment advisory services, the fund pays the manager a fee computed daily and payable monthly at the annual rate of 0.15% of the value of the fund's average daily net assets. The management fee paid by the fund in fiscal period ended November 30, 1998 was $36,394.

Administrator - SSBC

SSBC serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). The administrator will pay the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As administrator SSBC: (a) assists in supervising all aspects of the Fund's operations except those performed by the fund's investment manager under its investment advisory agreement; b) supplies the fund with office facilities (which may be in SSBC's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the fund, the administrator will receive a fee computed daily and paid monthly at the annual rate of 0.10% of the value of the fund's average daily net assets. The administration fee was waived by the administrator in the fiscal period ended November 30, 1998.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, Trustees, shareholders or employees of the manager or the administrator or their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the fund.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 1999.

Custodian and Transfer Agent

PNC Bank, National Association ("PNC" or "custodian"), located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the fund. Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data Investor Services Group, Inc, ("First Data" or "transfer agent") located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Distributor

CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Trustees, including a majority of the Independent Trustees on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory, Administration and Distribution Agreements for continuance.

For the fiscal period ended November 30, 1998, Salomon Smith Barney incurred distribution expenses totaling approximately $65,086 consisting of approximately $4,280 for advertising, $0 for printing and mailing of prospectuses, $32,998 for support services, $27,808 to Salomon Smith Barney Financial Consultants.

Shareholding Servicing Arrangements

To compensate Salomon Smith Barney's Financial Consultants for the services they provide to fund shareholders, the fund has adopted a services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays a service fee with respect to Class A shares that is accrued daily and paid monthly, calculated at the annual rate of 0.20% of the value of the fund's average daily net assets attributable to Class A shares. Class D shares are not subject to a service fee.

For the fiscal period ended November 30, 1998, the distributor reimbursed Plan fees totaling $47,919.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to the Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940
Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers (including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's Board of Trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the Advisory Agreement is not reduced by reason of its receiving such brokerage and research services. The trust's Board of Trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's Board of Trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.


The fund has paid the following in brokerage commissions for portfolio transactions :

						Fiscal Period Ended
						11/30/98


Total Brokerage Commissions		$24,665

Total Brokerage Commissions
paid to Salomon Smith Barney		          $0

% of Total Brokerage Commissions
paid to Salomon Smith Barney		          0%

% of Total Transactions involving
Commissions paid to Salomon
Smith Barney					          0%

During the fiscal period ended November 30, 1998, the total amount of commissionable transactions was $50,746,574.

PORTFOLIO TURNOVER

Although the fund generally seeks to invest for the long term, the fund retains the right to sell securities irrespective of how long they have been held. However, because of the "passive" investment management approach of the fund, the portfolio turnover rate is expected to be under 50%, a generally lower turnover rate than for most other investment companies. A portfolio turnover rate of 50% would occur if one-half of the fund's securities were sold within one year. Ordinarily, securities will be sold from the fund only to reflect certain administrative changes in the S&P 500 Index (including mergers or changes in the composition of the Index) or to accommodate cash flows into and out of the fund while maintaining the similarity of the fund to the index. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for the fund will be relatively low. The fund's portfolio turnover rate for the fiscal period ended November 30, 1998 was 4%.



PURCHASE OF SHARES

Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A or Class D shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Trustees/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.



Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Class D shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Smith Barney 401(k) Platform program. In addition, Class D shares are offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, contact a Salomon Smith Barney Financial Consultant.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of the fund who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.


Additional Information Regarding Telephone Redemption And Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

PERFORMANCE DATA

From time to time, the fund may quote its total return in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.


Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical initial payment of
$1,000.

		T	= 	average annual total return.

		n	= 	number of years.

		ERV	=	Ending Redeemable Value of a
hypothetical $1,000 investment made at
the beginning of a 1-, 5- or 10-year
period at the end of a 1-, 5- or 10-
year period (or fractional portion
thereof), assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.



Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Life
of
fund1
Class A
N/A
N/A
N/A
19.80%
Class D
N/A
N/A
N/A
9.00%
	1	Class A and D commenced operations on January 5, 1998 and August 4,
1998, respectively.


Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial payment of $10,000.

				ERV	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of
the 1-, 5- or 10-year period at the end of
the 1-, 5- or 10-year period (or fractional
portion thereof), assuming reinvestment of
all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Life
of
fund1
Class A
N/A
N/A
N/A
19.80%
Class D
N/A
N/A
N/A
9.00%
1 Class A and D commenced operations on January 5, 1998 and August 4, 1998, respectively.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the
Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, the fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement. The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the IRS. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and
(c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).
Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United States Shareholders - Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of five separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into four Classes - A, B, L Y and Z. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and
(g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the transfer agent.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended November 30, 1998 is incorporated herein by reference in its entirety. The annual report was filed on February 26, 1999, Accession Number 91155-99-102.

"S&P 500(r)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Salomon Smith Barney. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Salomon
Smith Barney is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Salomon Smith Barney or the fund. S&P has no obligation to take the needs of Salomon Smith Barney or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE
OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO
THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING
ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES
(INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




























SMITH BARNEY
INVESTMENT TRUST



S&P 500 Index Fund















March 30, 1999


SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of Citigroup [Symbol]
















PART C - OTHER INFORMATION

Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A
(the Registration Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(a)(1) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(a)(2)  Amendments to the Master Trust
Agreement
dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(a)(3)  Amendments to the Master Trust
Agreement
dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(a)(4) Amended and Restated Master Trust
Agreement
dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the
Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

	(a)(5) Amendment No. 1 to the First Amended and
Restated
Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective
Amendment No.20 to the
Registration Statement filed on June 26, 1998.

	(a)(6) Amendment No. 2 to the First Amended and
Restated Master
Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
filed on November 12, 1998.

(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).


 	(c)(3) Registrant's form of stock certificate for
Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).

	(d)(1)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(d)(2)  Transfer of Investment Advisory
Agreement
dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(d)(3)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)(4)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(d)(5)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual
Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(d)(6) Form of Investment Management Agreement between Smith Barney Mid Cap Blend Fund and MMC.
is incorporated by reference to Post-Effective
Amendment
No. 17 to the Registration Statement filed on February 20,1998
(Post-Effective Amendment No. 17)

	(e)(1)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(e)(2)  Form of Distribution Agreement between
the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(e)(3) Distribution Agreement between the
Registrant
and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
Filed on November 12, 1998.

	(e)(4) Selling Group Agreement between CFBDS
Inc. And
Salomon Smith Barney is incorporated by reference to Post-Effective
Amendment No. 24 to the Registration Statement filed on March 30, 1999
(Post-Effective Amendment No.24).

	(f)  Not Applicable.

	(g)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(h)(1)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(h)(2)  Form of Administration Agreement
between
the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(h)(3)  Form of Administration Agreement
between
the Registrant on behalf of Smith Barney S&P 500
Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment
No. 15.

	(h)(4)  Transfer Agency Agreement with First
Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(h)(5)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.



   	(h)(6)  Form of Administration Agreement
between
the Registrant on behalf of Smith Barney U.S. 5000
Index
Fund ("U.S. 5000 Index Fund") and SSB Citi Fund
Management LLC ("SSB Citi") is incorporated by reference to
Post-Effective Amendment No. 26 to the Registration
Statement
filed on October 13, 1999 (Post-Effective Amendment
No. 26).



	(h)(7)  Form of Administration Agreement
between
the Registrant on behalf of Smith Barney EAFE Index
Fund
("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.


	(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(i)(2)  Legal Counsel's consent is incorporated
by
reference to Post-Effective Amendment No. 24.

	(j)(1)  Auditor's consent is incorporated by
reference
to Post-Effective Amendment No. 24.

	(j)(2)  Auditor's consent is filed herein.

	(k)  Not Applicable.

	(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(m)(1)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(m)(2) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(m)(3)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization
Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective
Amendment
No. 17).

	(m)(5) Form of Amended and Restated
Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

	(m)(6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

	(m)(7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(n)(1) Financial Data Schedule is incorporated by reference to
Post-Effective Amendment No. 24.

(n)(2) Financial Data Schedule is filed herein.



	(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.
(o)(2) Rule 18f-3(d) Multiple Class Plan of the
Registrant
is incorporated by reference to Post-Effective
Amendment No. 22.

	(p)	Code of Ethics is filed herein.

Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.



Item 26(a).	Business and Other Connections of
Investment Adviser

Investment Adviser - SSB Citi Fund Management LLC
("SSB Citi")
(successor to as Mutual Management Corp. Smith Barney
Mutual Funds
Management Inc. and Smith, Barney Advisers, Inc.) was incorporated in
December 1968 under the laws of the State of Delaware.

On September 21, 1999, SSB Citi was converted into a
Delaware Limited
Liability Company. SSB Citi is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Citigroup Inc. (formerly known as Travelers
Group Inc.). SSB Citi is registered as an investment adviser under the
Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

SSB Citi serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap
Blend Fund.
SSB Citi also serves as the administrator to the Smith Barney S&P 500
Index Fund, the Smith Barney U.S. 5000 Index Fund and the
Smith Barney EAFE Index Fund.

The list required by this Item 26 of officers and directors of SSB
Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).



Item 27.	Principal Underwriters

(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for

CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio,
CitiFundsSM Large Cap
Growth Portfolio, CitiFundsSM Intermediate Income
Portfolio,
CitiFundsSM Short-Term U.S. Government Income
Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash
Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM
Institutional U.S.
Treasury Reserves, CitiFundsSM Institutional Liquid
Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free
Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM
Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio, CitiFundsSM
Growth & Income
Portfolio,CitiFundsSM Small Cap Growth Portfolio,
CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax
Free Income
Portfolio,CitiSelect VIP Folio 200, Citiselect VIP
Folio 300,
CitiSelect VIP Folio 400, CitiSelect VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio,
CitiSelect Folio 200,
CitiSelect Folio 300, CitiSelect Folio 400, and
CitiSelect Folio
500.

CFBDS is also the placement agent for Large Cap Value
Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth
Portfolio,
Small Cap Growth Portfolio, International Equity
Portfolio,
Balanced Portfolio, Government Income Portfolio,
Emerging
Asian Markets Equity Portfolio, Tax Free Reserves
Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The
Travelers Fund UL for Variable Annuities, The
Travelers Fund VA for
Variable Annuities, The Travelers Fund BD for
Variable Annuities, The
Travelers Fund BD II for Variable Annuities, The
Travelers Fund BD
III for Variable Annuities, The Travelers Fund BD IV for Variable
Annuities, The Travelers Fund ABD for Variable
Annuities, The
Travelers Fund ABD II for Variable Annuities, The
Travelers Separate
Account PF for Variable Annuities, The Travelers
Separate Account PF
II for Variable Annuities, The Travelers Separate
Account QP for
Variable Annuities, The Travelers Separate Account TM for Variable
Annuities, The Travelers Separate Account TM II for
Variable
Annuities, The Travelers Separate Account Five for
Variable
Annuities, The Travelers Separate Account Six for
Variable Annuities,
The Travelers Separate Account Seven for Variable
Annuities, The
Travelers Separate Account Eight for Variable
Annuities, The
Travelers Fund UL for Variable Annuities, The
Travelers Fund UL II
for Variable Annuities, The Travelers Variable Life
Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate
Account Two, The Travelers Variable Life Insurance
Separate Account
Three, The Travelers Variable Life Insurance Separate
Account Four,
The Travelers Separate Account MGA, The Travelers
Separate Account
MGA II, The Travelers Growth and Income Stock Account for Variable
Annuities, The Travelers Quality Bond Account for
Variable Annuities,
The Travelers Money Market Account for Variable
Annuities, The
Travelers Timed Growth and Income Stock Account for
Variable
Annuities, The Travelers Timed Short-Term Bond
Account for Variable
Annuities, The Travelers Timed Aggressive Stock
Account for Variable
Annuities, The Travelers Timed Bond Account for
Variable Annuities.


CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

In addition, CFBDS is also the distributor for the Centurion Funds,
Inc.

(b)	The information required by this Item 27 with
respect to each
director and officer of CFBDS is incorporated by reference to
Schedule A of Form BD filed by CFBDS pursuant to the Securities and
Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Trust
	388 Greenwich Street, 22nd Floor
	New York, New York 10013

(2) With respect to the Registrant's Administrator:
SSB Citi Fund Management LLC
Formerly known as SSBC Fund Management Inc.
	388 Greenwich Street, 22nd Floor
	New York, New York  10013

(3)	With respect to the Registrant's Investment
Adviser:
Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183
	(For Smith Barney S&P 500 Index Fund)

(4)	With respect to the Registrant's Custodian:

(a)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

	(Custodian for Smith Barney Intermediate
Maturity
	California Municipals Fund, Smith Barney
Intermediate
	Maturity New York Municipals Fund, Smith Barney
Large Capitalization Growth Fund and Smith
Barney
Mid Cap Blend Fund and Smith Barney S&P 500
Index Fund)

(b)	Investors Bank and Trust Company
	200 Clarendon Street
	Boston, Massachusetts  02117-9130

	(Custodian for Smith Barney U.S. 5000 Index
Fund and
	Smith Barney EAFE Index Fund)

(5)	With respect to the Registrant's Sub-Transfer
Agent:
PFPC Global Fund Services
	One Exchange Place
	Boston, Massachusetts 02109


(6) 	With respect to the Registrant's Distributor:
CFBDS Inc.
	21 Milk Street, 5th floor
	Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable

EXHIBIT INDEX

Exhibit No.		Exhibit


(j)(2)			Consent of Auditor's

(n)(2)			Financial Data Schedule

(p)				Code of Ethics


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Fund certifies that it meets all of the
requirements for effectiveness
of this registration statement under rule 485(b)
under the Securities
Act and has duly caused this registration statement
to be signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the    28th day of March, 2000.

SMITH BARNEY INVESTMENT TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title
	Date
/s/Heath B. McLendon	Chairman of the Board
	   03/28/00
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer
	   03/28/00
Lewis E. Daidone		(Chief Financial and
				Accounting Officer)

/s/Herbert Barg*			Trustee
	   03/28/00
Herbert Barg

/s/Alfred J. Bianchetti*		Trustee
		   03/28/00
Alfred J. Bianchetti

/s/Martin Brody*			Trustee
	    03/28/00
Martin Brody

/s/Dwight B. Crane*			Trustee
		   03/28/00
Dwight B. Crane

/s/Burt N. Dorsett*			Trustee
		   03/28/00
Burt N. Dorsett


/s/Elliot S. Jaffe*			Trustee
		   03/28/00
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee
	   03/28/00
Stephen E. Kaufman

/s/Joseph J. McCann*			Trustee
		   03/28/00
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*		Trustee
		   03/28/00
Cornelius C. Rose, Jr.

_____________________________________________________
________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon